Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions
Schedule of movements in other provisions
2024
US $ in millions
Balance at the beginning of the year	60.7
Provisions added during the year	44.6
Provisions utilized during the year	(4.8)
Provisions reversed during the year	(3.9)
Balance at the end of the year	96.6